Note 3 - Summary of Significant Accounting Policies - Effect of Point-of-sale Equipment on Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 463,000	$ 525,000
Purchases	248,000	272,000
Amortization	(333,000)	(334,000)
Balance	$ 378,000	$ 463,000